PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2022, net of accumulated depreciation	1,601	1,842	68	12	132	3,655
Additions	710	360	—	168	11	1,249
Depreciation provided during the year	(416)	(412)	(31)	(19)	(53)	(931)
Disposals	—	—	—	(10)	—	(10)
Exchange realignment	(121)	(117)	(4)	—	(8)	(250)
At December 31, 2022, net of accumulated depreciation	1,774	1,673	33	151	82	3,713
As of December 31, 2022:
Cost	2,532	3,386	150	199	276	6,543
Accumulated depreciation	(758)	(1,713)	(117)	(48)	(194)	(2,830)
Net carrying amount	1,774	1,673	33	151	82	3,713

9.PROPERTY, PLANT AND EQUIPMENT (continued)

	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2023, net of accumulated depreciation	1,774	1,673	33	151	82	3,713
Additions	28	27	—	127	18	200
Depreciation provided during the year	(700)	(416)	(20)	(43)	(34)	(1,213)
Disposals	—	—	—	—	(1)	(1)
Exchange realignment	(25)	(23)	—	(3)	(2)	(53)
At Dec 31, 2023, net of accumulated depreciation	1,077	1,261	13	232	63	2,646
As of December 31, 2023
Cost	2,519	3,373	148	322	228	6,590
Accumulated depreciation	(1,442)	(2,112)	(135)	(90)	(165)	(3,944)
Net carrying amount	1,077	1,261	13	232	63	2,646

During the Relevant Periods, none of the Group’s property, plant and equipment were pledged.

There was no impairment for the Group’s property, plant and equipment during the Relevant Periods.